Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	SolarWinds Corporation
Entity Central Index Key	0001739942
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false